Shareholders Equity (Tables)	12 Months Ended
Feb. 29, 2016
Schedule of Stock by Class [Table Text Block]
a)	Share capital	Number of Authorized Shares

		2016
	Common shares without par value	500,000,000

	Preferred shares without par value	9,999,900
	Series “A” preferred shares	1,000,000
	Series “B” preferred shares	100
	Series “C” preferred shares	1,000,000
	Series “D” preferred shares	4,000,000
	Series “E” preferred shares	4,000,000
		20,000,000

Schedule of Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]
		Weighted
		Average	Weighted		Weighted
	Number of	Remaining	Average	Number of	Average
Range of	Options	Contractual	Exercise	Options	Exercise
Exercise Prices	Outstanding	Life (Years)	Price (USD)	Exercisable	Price (USD)
$2.45 to $2.99	642,000	4.14	2.45	642,000	2.45
$3.00 to $3.99	192,000	3.59	3.26	192,000	3.26
$4.00 to $24.65	46,000	1.83	9.47	46,000	9.47

	880,000			880,000

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
		Weighted Average
	Outstanding	Exercise Price
	Options	(USD)
Options outstanding as at February 28, 2013	954,433	3.04
Granted	-	-
Expired	-	-
Exercised	(30,864)	2.64
Options outstanding as at February 28, 2014	923,569	3.06
Granted	-	-
Expired	(36,249)	5.12
Exercised	(28,553)	2.52
Cancelled	(2,000)	6.20
Options outstanding as at February 28, 2015	856,767	2.98
Granted	25,000	3.69
Expired	(1,767)	5.35
Exercised
Cancelled
Options exercisable, February 29, 2016	880,000	2.99
Options vested and expected to vest	880,000	2.99

Schedule of Stockholders' Equity Note, Warrants or Rights, Activity [Table Text Block]
Weighted Average
	Outstanding	Exercise
	Warrants	Price (USD)
Warrants outstanding February 28, 2014	-	-
Granted (Notes 8 and 9) (1)	25,000	3.40
Exercised	-	-
Expired	-	-
Warrants outstanding at February 28, 2015 and February 29, 2016	25,000	3.40

Schedule of Weighted Average Number of Shares [Table Text Block]
	2016	2015	2014

Weighted average shares – Basic EPS	2,880,882	2,922,684	2,929,722
Plus: incremental shares from assumed exercise of stock options	-	270,279	316,501
Weighted average shares – diluted EPS	2,880,882	3,192,963	3,246,223

Schedule of Earnings (loss) per common share [Table Text Block]
	2016	2015	2014

Net income (loss)	$(1,303,284)	$335,582	$1,163,295
(Gain)/Loss from change in fair value of dilutive stock options	-	(196,428)	39,304
Adjusted net income	(1,303,284)	139,154	1,202,599
Earnings (loss) per share, basic	$(0.45)	$0.11	$0.40
Earnings (loss) per share, diluted	$(0.45)	$0.04	$0.37